Quarterly Holdings Report
for
Fidelity® International Real Estate Fund
April 30, 2025
IRE-NPRT3-0625
1.815812.120
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 12.9%
Real Estate - 12.9%
Industrial REITs - 1.9%
Goodman Group unit	310,922	5,952,241
Residential REITs - 4.0%
Ingenia Communities Group unit	3,484,360	12,361,323
Specialized REITs - 7.0%
Arena REIT unit	4,113,408	9,795,738
National Storage REIT unit	8,198,474	12,055,156
		21,850,894
TOTAL AUSTRALIA		40,164,458
BELGIUM - 6.1%
Real Estate - 6.1%
Industrial REITs - 3.6%
Montea NV	107,723	7,806,515
Warehouses De Pauw CVA (a)	138,000	3,514,373
		11,320,888
Real Estate Management & Development - 1.3%
Inclusio SA	250,156	4,137,483
Residential REITs - 1.2%
Xior Student Housing NV (b)	108,842	3,520,262
Xior Student Housing NV rights (a)(c)	95,600	134,975
Xior Student Housing NV rights (a)	108,842	61,515
		3,716,752
TOTAL BELGIUM		19,175,123
CANADA - 3.3%
Health Care - 3.0%
Health Care Providers & Services - 3.0%
Sienna Senior Living Inc (d)	766,600	9,414,289
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
StorageVault Canada Inc (d)	367,800	1,005,807
TOTAL CANADA		10,420,096
FRANCE - 4.1%
Real Estate - 4.1%
Industrial REITs - 2.4%
ARGAN SA	109,504	7,554,743
Retail REITs - 1.7%
Mercialys SA (a)	389,100	5,192,529
TOTAL FRANCE		12,747,272
GERMANY - 3.6%
Real Estate - 3.6%
Real Estate Management & Development - 3.6%
Instone Real Estate Group SE (b)(d)(e)	334,876	3,080,438
LEG Immobilien SE	75,577	6,382,778
TAG Immobilien AG (a)	117,800	1,908,331

TOTAL GERMANY		11,371,547
GREECE - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.2%
LAMDA Development SA (a)	100,000	749,946
Retail REITs - 0.3%
Trade Estates Real Estate Investment SA	412,089	756,273
TOTAL GREECE		1,506,219
HONG KONG - 3.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Magnificent Hotel Investment Ltd (a)	51,423,000	437,609
Information Technology - 0.6%
IT Services - 0.6%
SUNeVision Holdings Ltd	2,327,000	1,935,266
Real Estate - 3.2%
Real Estate Management & Development - 3.2%
Great Eagle Holdings Ltd	2,691,541	4,511,583
TAI Cheung Holdings Ltd	11,843,116	4,504,770
Wing Tai Properties Ltd	4,472,000	870,689
		9,887,042
TOTAL HONG KONG		12,259,917
IRELAND - 2.9%
Consumer Discretionary - 1.0%
Household Durables - 1.0%
Glenveagh Properties PLC (a)(b)(e)	1,671,959	3,129,018
Industrials - 0.5%
Building Products - 0.5%
Kingspan Group PLC	18,100	1,523,491
Real Estate - 1.4%
Residential REITs - 1.4%
Irish Residential Properties Reit PLC	3,773,000	4,359,728
TOTAL IRELAND		9,012,237
ISRAEL - 0.4%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Azorim-Investment Development & Construction Co Ltd	289,000	1,327,046
ITALY - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Infrastrutture Wireless Italiane SpA (b)(e)	135,900	1,622,678
JAPAN - 24.5%
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 1.5%
Kyoritsu Maintenance Co Ltd	219,600	4,636,819
Real Estate - 23.0%
Health Care REITs - 3.6%
Health Care & Medical Investment Corp	14,587	11,201,935
Real Estate Management & Development - 12.2%
Hulic Co Ltd	833,200	8,685,722
JINUSHI Co Ltd	44,500	640,516
Katitas Co Ltd	426,200	6,158,408
Nomura Real Estate Holdings Inc	1,663,500	9,853,254
Starts Corp Inc	121,100	3,286,250
Tosei Corp	542,400	9,104,490
		37,728,640
Residential REITs - 7.2%
Advance Residence Investment Corp	11,000	11,332,354
Daiwa Securities Living Investment Corporation	17,654	11,137,158
		22,469,512
TOTAL REAL ESTATE		71,400,087

TOTAL JAPAN		76,036,906
MEXICO - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Corp Inmobiliaria Vesta SAB de CV	297,300	810,466
NETHERLANDS - 0.8%
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
CTP NV (b)(e)	137,938	2,581,466
CTP NV rights (a)(c)(d)	131,338	44,636

TOTAL NETHERLANDS		2,626,102
NEW ZEALAND - 1.3%
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Ryman Healthcare Ltd (a)	1,324,711	1,737,557
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Auckland International Airport Ltd	306,847	1,376,131
Real Estate - 0.3%
Diversified REITs - 0.3%
Stride Property Group unit	1,302,032	851,827
TOTAL NEW ZEALAND		3,965,515
SINGAPORE - 8.9%
Real Estate - 8.9%
Health Care REITs - 2.8%
Parkway Life Real Estate Investment Trust	2,701,900	8,752,673
Real Estate Management & Development - 6.1%
Singapore Land Group Ltd	2,765,400	4,241,109
Wing Tai Holdings Ltd	16,574,322	14,906,611
		19,147,720
TOTAL SINGAPORE		27,900,393
SPAIN - 3.0%
Consumer Discretionary - 1.4%
Household Durables - 1.4%
Neinor Homes SA (b)(d)(e)	262,098	4,548,779
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Aedas Homes SL (b)(e)	152,184	4,896,207
TOTAL SPAIN		9,444,986
SWEDEN - 5.4%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Hemnet Group AB (a)	8,900	304,785
Real Estate - 5.3%
Real Estate Management & Development - 5.3%
Dios Fastigheter AB	305,800	2,126,094
Fastighetsbolaget Emilshus AB B Shares (a)	158,400	748,939
Heba Fastighets AB B Shares	1,499,447	4,529,911
Intea Fastigheter AB B Shares	157,600	1,043,547
NP3 Fastigheter AB	47,400	1,233,366
Nyfosa AB (a)	555,400	5,211,813
Stendorren Fastigheter AB B Shares (a)	76,550	1,631,504
		16,525,174
TOTAL SWEDEN		16,829,959
UNITED KINGDOM - 14.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Rightmove PLC	149,300	1,468,016
Consumer Discretionary - 0.6%
Household Durables - 0.6%
Barratt Redrow PLC	279,200	1,733,194
Real Estate - 13.4%
Diversified REITs - 3.3%
LondonMetric Property PLC	4,011,439	10,280,444
Industrial REITs - 1.1%
Tritax Big Box REIT PLC	1,793,700	3,418,364
Office REITs - 1.2%
Great Portland Estates PLC	582,000	2,404,457
Helical PLC	449,800	1,294,809
		3,699,266
Real Estate Management & Development - 2.3%
Grainger PLC	1,988,788	5,698,484
Harworth Group PLC	674,588	1,573,291
		7,271,775
Residential REITs - 1.7%
UNITE Group PLC/The	468,345	5,370,926
Specialized REITs - 3.8%
Big Yellow Group PLC (The)	720,000	9,653,013
Safestore Holdings PLC	240,543	2,017,999
		11,671,012
TOTAL REAL ESTATE		41,711,787

TOTAL UNITED KINGDOM		44,912,997
UNITED STATES - 1.4%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (a)	21,200	2,584,704
Real Estate - 0.5%
Specialized REITs - 0.5%
Equinix Inc	1,900	1,635,425
TOTAL UNITED STATES		4,220,129
TOTAL COMMON STOCKS (Cost $302,331,934)		306,354,046

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	3,959,703	3,960,495
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	10,047,324	10,048,329
TOTAL MONEY MARKET FUNDS (Cost $14,008,824)			14,008,824

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $316,340,758)	320,362,870
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(8,431,523)
NET ASSETS - 100.0%	311,931,347

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $23,378,848 or 7.5% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,858,586 or 6.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,401,364	152,353,209	168,794,078	242,280	-	-	3,960,495	3,959,703	0.0%
Fidelity Securities Lending Cash Central Fund	35,459,374	102,383,146	127,794,191	29,467	-	-	10,048,329	10,047,324	0.0%
Total	55,860,738	254,736,355	296,588,269	271,747	-	-	14,008,824

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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